STOCKHOLDER'S EQUITY AND SHARE-BASED COMPENSATION, 2018 Omnibus Equity Compensation Plan (Details) - 2018 Equity Compensation Plan [Member]		12 Months Ended
	Jul. 26, 2018 shares	Dec. 31, 2018 USD ($) Installments $ / shares shares
Share-based Compensation Arrangement [Abstract]
Shares reserved for issuance (in shares)	3,400,000
Stock Option [Member]
Share-based Compensation Arrangement [Abstract]
Number of equal installments for options vesting | Installments		4
Options vesting period		4 years
Share-based compensation expense | $		$ 1,000,000
Options vested (in shares)		0
Option exercisable (in shares)		0
Options non-vested (in shares)		2,900,000
Unrecognized compensation expense | $		$ 9,000,000
Weighted-average non-vested period		3 years 7 months 6 days
Number of Options [Roll Forward]
Outstanding, beginning balance (in shares)		0
Granted (in shares)		2,894,219
Exercised (in shares)		0
Forfeited (in shares)		(13,000)
Expired (in shares)		0
Outstanding, ending balance (in shares)		2,881,219
Weighted Average Exercise Price [Roll Forward]
Granted (in dollars per share) | $ / shares		$ 10.00
Forfeited (in dollars per share) | $ / shares		9.91
Outstanding, ending (in dollars per share) | $ / shares		$ 10.00
Weighted Average Remaining Contractual Term [Abstract]
Weighted average remaining contractual term		9 years 7 months 6 days
Weighted Average Grant Date Fair Value [Abstract]
Granted (in dollars per share) | $ / shares		$ 3.46
Forfeited (in dollars per share) | $ / shares		3.43
Outstanding (in dollars per share) | $ / shares		$ 3.47
Restricted Shares [Member]
Share-based Compensation Arrangement [Abstract]
Restricted stock units granted (in shares)	21,200
Options vesting period		1 year
Share-based compensation expense | $		$ 87,500
Unrecognized compensation expense | $		$ 122,500
Restricted stock units, forfeited (in shares)		0
Restricted stock units, vested (in shares)		0
Annual cash retainer paid to directors | $		$ 40,000